Segmental reporting	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segmental reporting	Segmental reporting

Presentation of segmental reporting
The Barclays Bank Group’s segmental reporting is in accordance with IFRS 8 Operating Segments. Operating segments are reported in a manner consistent with the internal reporting provided to the Executive Committee, which is responsible for allocating resources and assessing performance of the operating segments, and has been identified as the chief operating decision maker. All transactions between business segments are conducted on an arm’s-length basis, with intra-segment revenue and costs being eliminated in Head Office. Income and expenses directly associated with each segment are included in determining business segment performance.

The Barclays Bank Group divisions have been for segmental reporting purposes defined as Corporate and Investment Bank and Consumer, Cards and Payments.
▪Corporate and Investment Bank which includes the Global Markets, Investment Banking and Corporate Banking businesses.
▪Consumer, Cards and Payments which includes the International Cards and Consumer Bank, Private Bank and Unified Payments businesses.
The below table also includes Head Office which comprises head office and certain central support functions including the Barclays Bank Group service company full time equivalent employees.

Analysis of results by business

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2021
Total income	12,481	3,337	(410)	15,408
Credit impairment releases/(charges)	461	(185)	1	277
Net operating income/(expenses)	12,942	3,152	(409)	15,685
Operating expenses	(7,169)	(2,316)	(400)	(9,885)
Litigation and conduct	(17)	(108)	(29)	(154)
Total operating expenses	(7,186)	(2,424)	(429)	(10,039)
Other net (expenses)/income[a]	(8)	1	(1)	(8)
Profit/(loss) before tax	5,748	729	(839)	5,638
Total assets (£bn)	986.2	64.4	11.2	1,061.8
Number of employees (full time equivalent)	7,800	2,600	9,800	20,200
Average number of employees (full time equivalent)				20,300

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2020
Total income	12,607	3,490	(319)	15,778
Credit impairment charges	(1,565)	(1,720)	(92)	(3,377)
Net operating income/(expenses)	11,042	1,770	(411)	12,401
Operating expenses	(7,125)	(2,132)	(126)	(9,383)
Litigation and conduct	(4)	(44)	(28)	(76)
Total operating expenses	(7,129)	(2,176)	(154)	(9,459)
Other net income[a]	16	114	3	133
Profit/(loss) before tax	3,929	(292)	(562)	3,075
Total assets (£bn)	990.9	57.8	11.0	1,059.7
Number of employees (full time equivalent)	7,800	3,000	10,100	20,900
Average number of employees (full time equivalent)				20,145
Note
aOther net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2019
Total income	10,009	4,462	(320)	14,151
Credit impairment charges	(157)	(1,016)	(29)	(1,202)
Net operating income/(expenses)	9,852	3,446	(349)	12,949
Operating expenses	(7,267)	(2,359)	(92)	(9,718)
Litigation and conduct	(108)	(7)	(149)	(264)
Total operating expenses	(7,375)	(2,366)	(241)	(9,982)
Other net income/(expenses)[a]	113	40	(8)	145
Profit/(loss) before tax	2,590	1,120	(598)	3,112
Total assets (£bn)	799.6	65.7	11.4	876.7
Number of employees (full time equivalent)	8,100	3,100	9,300	20,500
Average number of employees (full time equivalent)				21,700
Note
aOther net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

Income by geographic region[a]
	2021	2020	2019
For the year ended 31 December	£m	£m	£m
United Kingdom	4,585	4,954	4,084
Europe	2,358	2,119	1,752
Americas	7,326	7,590	7,251
Africa and Middle East	45	37	62
Asia	1,094	1,078	1,002
Total	15,408	15,778	14,151

Income from individual countries which represent more than 5% of total income[a]
	2021	2020	2019
For the year ended 31 December	£m	£m	£m
United Kingdom	4,585	4,954	4,084
United States	7,162	7,471	7,121
Note
aThe geographical analysis is based on the location of the office where the transactions are recorded.